Commitments (Tables)	3 Months Ended
Mar. 31, 2023
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at March 31, 2023. The expenditure is as follows:

March 31, 2023
£’000
Plant and equipment	5,702
Computer software	33
Computer equipment	10
Assets under construction	711
Leasehold improvements	79
6,535